Exploration and Evaluation Assets, Net	9 Months Ended
Sep. 30, 2025
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets, Net

9. EXPLORATION AND EVALUATION ASSETS, NET

Total
As at December 31, 2024	484
Additions	59
Transfer to PP&E (Note 10)	(112)
Exchange Rate Movements and Other	(1)
As at September 30, 2025	430